Other Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	28. OTHER LIABILITIES

		Group
	2021	2020
	£m	£m
Lease liabilities	134	100
Other	2,064	2,243
	2,198	2,343